Taxation - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (383,153)	¥ (390,721)	¥ (384,382)
Changes of valuation allowance	(7,550)	7,568	(6,339)
Balance at the end of the year	¥ (390,703)	¥ (383,153)	¥ (390,721)